LAND USE RIGHTS - NET	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
LAND USE RIGHTS - NET
8.	LAND USE RIGHTS – NET

	As of December 31,
	2013	2014	2014
	(RMB’000)	(RMB’000)	(US$’000)
Land use rights
Cost	300,207	300,207	48,385
Less: Accumulated amortization	(27,763)	(34,001)	(5,480)

	272,444	266,206	42,905

Land use rights represent amounts paid for the rights to use eleven parcels of land in the PRC where the Group’s premises are located.

As of December 31, 2014, land use rights with a net book value of RMB125,555,000 (US$20,235,793) was pledged for short-term bank borrowings of RMB392,909,000 (US$63,325,436) (Note 11). As of December 31, 2013, land use rights with a net book value of RMB32,681,000 was pledged for short-term bank borrowings of RMB195,668,000 (Note 11).

The amortization expense for the years ended December 31, 2012, 2013 and 2014 was RMB7,044,000, RMB6,268,000 and RMB6,238,000 (US$1,005,383), respectively. For each of the next five years, the estimated annual amortization expense of land use rights is RMB6,167,000 (US$993,940).